UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2016

DATE OF REPORTING PERIOD: January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (60.2%)
	Consumer Discretionary (14.5%)
1,800,000	Altice Luxembourg, SA*µ^ 7.750%, 05/15/22	$1,688,625
700,000	Argos Merger Sub, Inc.*µ^ 7.125%, 03/15/23	703,063
	CalAtlantic Group, Inc.µ
6,000,000	6.625%, 05/01/20	6,495,000
1,680,000	5.375%, 10/01/22	1,697,850
2,750,000	CCO Safari II, LLC*µ 4.908%, 07/23/25	2,748,281
3,051,000	Century Communities, Inc.µ 6.875%, 05/15/22	2,768,782
6,833,000	Cooper Tire & Rubber Companyµ^ 8.000%, 12/15/19	7,618,795
6,048,000	Dana Holding Corp.µ^ 6.750%, 02/15/21	6,138,720
6,500,000	DISH DBS Corp.µ 7.875%, 09/01/19	7,089,062
4,900,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	5,077,625
1,800,000	GameStop Corp.* 5.500%, 10/01/19	1,764,000
2,761,000	Golden Nugget Escrow, Inc.* 8.500%, 12/01/21	2,716,134
680,000	Goodyear Tire & Rubber Companyµ 5.125%, 11/15/23	695,300
5,500,000	Hasbro, Inc.µ^ 6.600%, 07/15/28	6,348,512
	L Brands, Inc.µ
3,000,000	7.600%, 07/15/37^	3,155,625
1,300,000	6.875%, 11/01/35*	1,340,625
865,000	6.950%, 03/01/33	867,703
1,645,000	Liberty Interactive, LLCµ^ 8.250%, 02/01/30	1,634,719
	Meritage Homes Corp.µ
4,100,000	7.150%, 04/15/20	4,279,375
2,185,000	7.000%, 04/01/22	2,257,378
3,255,000	Netflix, Inc.µ 5.375%, 02/01/21	3,480,816
3,400,000	Numericable-SFR SAS*µ^ 6.000%, 05/15/22	3,359,625
3,090,000	Outerwall, Inc.µ 6.000%, 03/15/19	2,688,300
2,800,000	Penske Automotive Group, Inc.µ 5.375%, 12/01/24	2,707,250
2,270,000	Reliance Intermediate Holdings, LP*µ 6.500%, 04/01/23	2,322,494
3,005,000	Royal Caribbean Cruises, Ltd.µ^ 7.500%, 10/15/27	3,361,844
1,572,000	Sally Holdings, LLC / Sally Capital, Inc.µ 5.625%, 12/01/25	1,624,072
	Service Corp. Internationalµ
4,250,000	7.500%, 04/01/27	4,839,687
475,000	5.375%, 05/15/24	502,313
3,280,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	3,351,750
3,222,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	3,042,776

PRINCIPAL AMOUNT		VALUE

3,600,000	Time, Inc.*µ 5.750%, 04/15/22	$3,141,000
	Toll Brothers Finance Corp.µ
5,051,000	5.625%, 01/15/24	5,199,373
1,350,000	4.000%, 12/31/18	1,377,844
	ZF North America Capital, Inc.*µ
2,850,000	4.750%, 04/29/25	2,670,094
1,535,000	4.500%, 04/29/22	1,483,194

		112,237,606

	Consumer Staples (3.3%)
2,600,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	2,544,750
4,100,000	Fidelity & Guaranty Life Holdings, Inc.*µ^ 6.375%, 04/01/21	4,205,062
6,575,000	JBS USA, LLC*µ^ 7.250%, 06/01/21	5,979,141
6,000,000	Land O’Lakes, Inc.*µ 6.000%, 11/15/22	6,225,000
	Post Holdings, Inc.µ
2,238,000	7.375%, 02/15/22	2,366,685
820,000	7.750%, 03/15/24*	872,788
3,600,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	3,793,500

		25,986,926

	Energy (8.1%)
3,732,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	1,322,528
780,000	Berry Petroleum Company, LLCµ 6.375%, 09/15/22	162,825
1,535,000	Bill Barrett Corp.µ 7.000%, 10/15/22	855,763
2,270,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*µ 6.125%, 11/15/22	1,688,312
3,000,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	1,164,375
3,250,000	Calfrac Holdings, LP*µ^ 7.500%, 12/01/20	1,352,813
	Calumet Specialty Products Partners, LPµ
3,300,000	7.625%, 01/15/22	2,450,250
819,000	6.500%, 04/15/21	591,216
	Carrizo Oil & Gas, Inc.µ
4,900,000	7.500%, 09/15/20	3,782,187
1,550,000	6.250%, 04/15/23	1,086,938
2,450,000	Chesapeake Energy Corp.* 8.000%, 12/15/22	1,067,281
6,940,000	Cimarex Energy Companyµ 5.875%, 05/01/22	6,490,010
6,122,000	Drill Rigs Holdings, Inc.* 6.500%, 10/01/17	3,183,440
935,000	Eclipse Resources Corp.* 8.875%, 07/15/23	288,681
	Energy Transfer Equity, LPµ
2,100,000	5.875%, 01/15/24	1,636,688
890,000	5.500%, 06/01/27	627,450
5,600,000	Gulfmark Offshore, Inc.µ^ 6.375%, 03/15/22	1,687,000
2,795,000	Gulfport Energy Corp.µ^ 7.750%, 11/01/20	2,480,562
6,500,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	4,854,687

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,430,000	MPLX, LP* 4.875%, 06/01/25	$2,605,531
	Oasis Petroleum, Inc.µ
4,660,000	6.500%, 11/01/21	2,769,787
1,500,000	6.875%, 01/15/23	855,000
2,570,000	Pacific Drilling, SA*µ^ 5.375%, 06/01/20	634,469
2,782,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	1,926,535
846,000	Rice Energy, Inc. 7.250%, 05/01/23	645,604
6,500,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	5,886,562
3,800,000	SM Energy Companyµ 6.500%, 11/15/21	2,211,125
4,051,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	3,423,095
7,721,000	W&T Offshore, Inc. 8.500%, 06/15/19	2,099,147
3,110,000	Western Refining, Inc.µ 6.250%, 04/01/21	2,861,200

		62,691,061

	Financials (4.1%)
2,935,000	AON Corp.µ 8.205%, 01/01/27	3,635,731
2,542,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	2,647,429
2,308,000	Brookfield Residential Properties, Inc.*µ 6.375%, 05/15/25	1,947,375
	DuPont Fabros Technology, LPµ
1,400,000	5.875%, 09/15/21	1,440,250
990,000	5.625%, 06/15/23	993,713
2,300,000	Equinix, Inc.µ 5.375%, 04/01/23	2,379,063
3,310,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	3,210,700
300,000	Iron Mountain, Inc.*µ 6.000%, 10/01/20	319,688
3,450,000	Jefferies Finance, LLC*µ 7.375%, 04/01/20	2,891,531
2,590,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	2,297,006
6,500,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	6,804,135
3,100,000	Quicken Loans, Inc.*µ 5.750%, 05/01/25	2,923,687

		31,490,308

	Health Care (5.6%)
4,600,000	Acadia Healthcare Company, Inc.µ 5.625%, 02/15/23	4,344,125
3,700,000	Alere, Inc. 6.500%, 06/15/20	3,623,688
4,280,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	4,108,800
3,700,000	DaVita HealthCare Partners, Inc.µ 5.125%, 07/15/24	3,718,500
808,000	Endo International, PLC*µ‡ 7.750%, 01/15/22	842,845
	HCA Holdings, Inc.µ
2,125,000	6.250%, 02/15/21	2,244,531

PRINCIPAL AMOUNT		VALUE

2,000,000	5.875%, 05/01/23	$2,085,000
1,285,000	Hologic, Inc.*µ 5.250%, 07/15/22	1,340,416
2,030,000	Jaguar Holding Company II / Pharmaceutical Product Development, LLC*µ 6.375%, 08/01/23	2,005,894
2,900,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*µ 5.625%, 10/15/23	2,722,375
1,071,000	Surgical Care Affiliates, Inc.*µ 6.000%, 04/01/23	1,040,878
6,850,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	6,610,250
	Valeant Pharmaceuticals International, Inc.*µ
7,500,000	7.000%, 10/01/20^	7,396,875
235,000	5.875%, 05/15/23	211,353
1,100,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	1,095,875

		43,391,405

	Industrials (7.9%)
5,250,000	ACCO Brands Corp.µ 6.750%, 04/30/20	5,437,031
7,000,000	Deluxe Corp.µ 6.000%, 11/15/20	7,288,750
2,690,000	Garda World Security Corp.* 7.250%, 11/15/21	2,128,463
3,175,000	GrafTech International, Ltd.µ 6.375%, 11/15/20	1,821,656
5,560,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	5,094,350
	Icahn Enterprises, LPµ
3,825,000	5.875%, 02/01/22	3,432,937
2,640,000	6.000%, 08/01/20	2,491,500
620,000	4.875%, 03/15/19	573,500
3,500,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	3,653,125
	Meritor, Inc.µ
2,053,000	6.250%, 02/15/24^	1,611,605
1,810,000	6.750%, 06/15/21	1,587,144
	Michael Baker International, LLC*µ
2,404,000	8.250%, 10/15/18	2,064,435
1,861,470	8.875%, 04/15/19	1,306,519
3,360,000	Navistar International Corp. 8.250%, 11/01/21	2,100,000
1,904,000	Nortek, Inc.µ 8.500%, 04/15/21	1,968,260
3,700,000	Terex Corp. 6.000%, 05/15/21	3,341,563
2,500,000	Titan International, Inc.µ 6.875%, 10/01/20	1,828,125
2,650,000	TransDigm, Inc. 5.500%, 10/15/20	2,600,313
2,600,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	2,700,750
	United Rentals North America, Inc.µ
6,500,000	7.625%, 04/15/22	6,699,062
1,700,000	6.125%, 06/15/23	1,636,250

		61,365,338

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Information Technology (7.2%)
3,800,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	$3,990,000
	Amkor Technology, Inc.µ
3,710,000	6.375%, 10/01/22^	3,536,094
2,939,000	6.625%, 06/01/21	2,841,646
1,295,000	Anixter, Inc.*µ 5.500%, 03/01/23	1,269,909
9,500,000	Belden, Inc.*µ 5.500%, 09/01/22	9,108,125
3,970,000	Cardtronics, Inc.µ 5.125%, 08/01/22	3,903,006
987,000	CDW, LLC / CDW Finance Corp. 5.000%, 09/01/23	999,338
3,200,000	CommScope Technologies Finance, LLC*µ 6.000%, 06/15/25	3,088,000
8,000,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	8,625,000
8,000,000	J2 Global, Inc.µ 8.000%, 08/01/20	8,420,000
3,660,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	3,664,575
2,000,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	2,063,750
3,900,000	ViaSat, Inc.µ 6.875%, 06/15/20	4,107,187

		55,616,630

	Materials (4.2%)
2,750,000	Alcoa, Inc.µ 5.125%, 10/01/24	2,253,281
3,700,000	ArcelorMittal, SAµ^ 6.125%, 06/01/25	2,675,562
1,599,000	Chemtura Corp.µ 5.750%, 07/15/21	1,597,001
	First Quantum Minerals, Ltd.*
818,000	7.000%, 02/15/21µ	370,656
818,000	6.750%, 02/15/20	377,814
6,880,000	Greif, Inc.µ 7.750%, 08/01/19	7,684,100
	INEOS Group Holdings, SA*µ^
2,800,000	6.125%, 08/15/18	2,789,500
1,400,000	5.875%, 02/15/19	1,357,125
4,694,000	New Gold, Inc.*µ 7.000%, 04/15/20	3,969,364
2,650,000	PH Glatfelter Company 5.375%, 10/15/20	2,600,313
1,040,000	Sealed Air Corp.*µ 5.250%, 04/01/23	1,051,700
4,650,000	Trinseo Materials Operating, SCA*µ 6.750%, 05/01/22	4,437,844
3,110,000	United States Steel Corp.µ 6.875%, 04/01/21	1,387,838

		32,552,098

	Telecommunication Services (4.0%)
2,454,000	CenturyLink, Inc.µ 6.750%, 12/01/23	2,309,226
	Frontier Communications Corp.µ
3,214,000	7.625%, 04/15/24	2,697,751
2,200,000	11.000%, 09/15/25*	2,118,875
565,000	10.500%, 09/15/22*	550,522
330,000	6.875%, 01/15/25	263,588

PRINCIPAL AMOUNT			VALUE

		Intelsat, SA
6,340,000		7.750%, 06/01/21	$2,738,087
460,000		8.125%, 06/01/23	190,038
400,000		Neptune Finco Corp.*µ 10.125%, 01/15/23	423,750
2,650,000		SBA Communications Corp.µ 5.625%, 10/01/19	2,752,687
		Sprint Corp.
13,445,000		7.875%, 09/15/23	9,554,353
1,690,000		7.125%, 06/15/24µ	1,142,863
1,180,000		7.250%, 09/15/21µ	846,650
5,640,000		T-Mobile USA, Inc.µ 6.625%, 04/01/23	5,759,850

			31,348,240

		Utilities (1.3%)
2,050,000		AES Corp. 7.375%, 07/01/21	2,117,906
5,775,000		AmeriGas Finance Corp.µ 7.000%, 05/20/22	5,627,016
2,161,000		Calpine Corp.*µ 7.875%, 01/15/23	2,306,867

			10,051,789

		TOTAL CORPORATE BONDS (Cost $523,746,453)	466,731,401

CONVERTIBLE BONDS (54.2%)
		Consumer Discretionary (12.5%)
7,900,000		CalAtlantic Group, Inc.µ^ 1.250%, 08/01/32	8,277,778
3,500,000		Ctrip.com International, Ltd.* 1.000%, 07/01/20	3,717,718
		Jarden Corp.µ^
9,000,000		1.125%, 03/15/34	10,557,495
6,800,000		1.500%, 06/15/19	9,536,728
19,150,000		Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	28,944,363
9,499,000		Liberty Media Corp.µ 1.375%, 10/15/23	9,010,039
		Priceline Group, Inc.µ^
8,200,000		1.000%, 03/15/18	10,379,150
3,700,000		0.900%, 09/15/21	3,558,327
15,775,000		Tesla Motors, Inc.µ^ 1.250%, 03/01/21	12,673,319

			96,654,917

		Energy (1.2%)
8,770,000		Chesapeake Energy Corp. 2.250%, 12/15/38	2,866,694
12,200,000		Whiting Petroleum Corp.* 1.250%, 04/01/20	6,589,708

			9,456,402

		Financials (4.6%)
		Ares Capital Corp.µ
8,200,000		4.750%, 01/15/18	8,289,585
4,500,000		5.750%, 02/01/16	4,502,992
1,800,000	EUR	Azimut Holding, S.p.A.µ 2.125%, 11/25/20	2,219,995
4,000,000		Colony Starwood Homes 3.000%, 07/01/19	3,735,040

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,275,000	Extra Space Storage, LP* 3.125%, 10/01/35	$2,552,664
4,000,000	IAS Operating Partnership, LP*µ 5.000%, 03/15/18	3,765,880
1,311,000	MGIC Investment Corp.µ^ 2.000%, 04/01/20	1,473,315
4,800,000	Spirit Realty Capital, Inc.µ 2.875%, 05/15/19	4,661,328
4,600,000	Starwood Property Trust, Inc.µ 4.550%, 03/01/18	4,630,521

		35,831,320

	Health Care (10.1%)
5,795,000	Acorda Therapeutics, Inc.µ 1.750%, 06/15/21	6,130,125
6,375,000	BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	7,033,091
6,600,000	Cepheidµ^ 1.250%, 02/01/21	5,590,530
6,600,000	Emergent Biosolutions, Inc.µ^ 2.875%, 01/15/21	8,630,457
680,000	Gilead Sciences, Inc.µ 1.625%, 05/01/16	2,513,634
9,200,000	Hologic, Inc.‡ 0.000%, 12/15/43	11,250,266
7,250,000	Illumina, Inc.µ^ 0.500%, 06/15/21	7,916,855
3,520,000	Impax Laboratories, Inc.* 2.000%, 06/15/22	3,289,545
1,610,000	Incyte Corp. 1.250%, 11/15/20	2,479,706
5,950,000	Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	5,304,663
3,943,000	Medidata Solutions, Inc.µ^ 1.000%, 08/01/18	4,032,664
5,970,000	Molina Healthcare, Inc.µ^ 1.625%, 08/15/44	6,839,769
2,800,000	NuVasive, Inc. 2.750%, 07/01/17	3,424,134
4,382,000	Wright Medical Group, Inc.*µ^ 2.000%, 02/15/20	4,191,668

		78,627,107

	Industrials (0.3%)
2,258,000	Air Lease Corp.µ 3.875%, 12/01/18	2,663,153

	Information Technology (24.9%)
3,700,000	Citrix Systems, Inc.µ^ 0.500%, 04/15/19	3,908,791
5,680,000	Euronet Worldwide, Inc.µ^ 1.500%, 10/01/44	7,129,167
3,000,000	Finisar Corp. 0.500%, 12/15/33	2,757,225
	FireEye, Inc.*
5,900,000	1.000%, 06/01/35	4,847,351
5,334,000	1.625%, 06/01/35	4,083,524
3,200,000	Inphi Corp.* 1.125%, 12/01/20	3,101,056
3,197,000	Integrated Device Technology, Inc.* 0.875%, 11/15/22	3,221,217
12,575,000	Intel Corp.µ^ 3.250%, 08/01/39	19,329,221
2,600,000	Lam Research Corp.µ 0.500%, 05/15/16	3,077,659

PRINCIPAL AMOUNT		VALUE

8,700,000	LinkedIn Corp. 0.500%, 11/01/19	$8,823,148
4,400,000	Mentor Graphics Corp.µ 4.000%, 04/01/31	4,549,556
10,300,000	Microchip Technology, Inc.* 1.625%, 02/15/25	9,978,176
	Micron Technology, Inc.
3,250,000	2.125%, 02/15/33	4,018,430
1,500,000	1.625%, 02/15/33µ	1,800,945
2,500,000	Novellus Systems, Inc.µ 2.625%, 05/15/41	5,341,612
8,500,000	NVIDIA Corp. 1.000%, 12/01/18	12,805,292
3,800,000	NXP Semiconductors, NV 1.000%, 12/01/19	4,006,511
	ON Semiconductor Corp.µ
7,000,000	1.000%, 12/01/20*	6,226,290
5,400,000	2.625%, 12/15/26	5,755,779
1,737,000	Palo Alto Networks, Inc. 0.000%, 07/01/19	2,526,493
3,500,000	Proofpoint, Inc.* 0.750%, 06/15/20	3,325,858
3,000,000	Red Hat, Inc.µ^ 0.250%, 10/01/19	3,564,675
9,700,000	Salesforce.com, Inc.µ^ 0.250%, 04/01/18	11,495,518
6,680,000	ServiceNow, Inc.µ^ 0.000%, 11/01/18	7,183,639
	SunEdison, Inc.µ
10,545,000	0.250%, 01/15/20*^	2,141,004
1,027,000	2.000%, 10/01/18	307,571
	SunPower Corp.
5,725,000	0.750%, 06/01/18µ	6,847,014
3,300,000	4.000%, 01/15/23*	3,573,587
3,525,000	Synchronoss Technologies, Inc.µ 0.750%, 08/15/19	3,382,097
	Take-Two Interactive Software, Inc.
2,900,000	1.000%, 07/01/18µ^	4,825,963
700,000	1.750%, 12/01/16	1,277,115
12,050,000	Twitter, Inc. 1.000%, 09/15/21	9,807,736
4,000,000	Verint Systems, Inc.µ^ 1.500%, 06/01/21	3,671,960
	Workday, Inc.
5,650,000	0.750%, 07/15/18µ^	5,887,300
2,175,000	1.500%, 07/15/20	2,304,826
6,560,000	Yahoo!, Inc. 0.000%, 12/01/18	6,313,836

		193,197,142

	Materials (0.6%)
1,857,000	Cemex, SAB de CV 3.720%, 03/15/20	1,324,273
3,200,000	RTI International Metals, Inc.µ 1.625%, 10/15/19	3,011,520

		4,335,793

	TOTAL CONVERTIBLE BONDS (Cost $458,544,277)	420,765,834

U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
550,000	United States Treasury Note~ 0.875%, 11/30/16 (Cost $550,557)	551,225

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2016 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (22.6%)
	Consumer Discretionary (0.8%)
101,300	Fiat Chrysler Automobiles, NV 7.875%	$6,552,641

	Consumer Staples (2.4%)
62,000	Bunge, Ltd.µ 4.875%	5,452,125
34,250	Post Holdings, Inc. 5.250%	3,819,046
150,000	Tyson Foods, Inc. 4.750%	9,006,000

		18,277,171

	Energy (0.2%)
76,400	Southwestern Energy Company 6.250%	1,558,560

	Financials (5.8%)
227,300	Affiliated Managers Group, Inc.µ 5.150%	11,421,825
	American Tower Corp.
71,400	5.250%µ	7,080,024
18,400	5.500%	1,817,000
105,000	Crown Castle International Corp. 4.500%	11,128,950
143,750	Welltower, Inc. 6.500%	8,159,250
116,667	Weyerhaeuser Company 6.375%	5,346,849

		44,953,898

	Health Care (7.1%)
24,000	Allergan, PLCµ 5.500%	22,758,960
54,765	Amsurg Corp.µ 5.250%	7,567,975
335,165	Anthem, Inc.µ 5.250%	14,777,425
10,250	Teva Pharmaceutical Industries, Ltd. 7.000%	10,119,313

		55,223,673

	Industrials (1.1%)
63,850	Stanley Black & Decker, Inc.µ 6.250%	6,773,208
19,550	Stericycle, Inc. 5.250%	1,777,681

		8,550,889

	Materials (0.3%)
77,000	Alcoa, Inc.µ^ 5.375%	2,028,950

	Telecommunication Services (2.1%)
64,153	Frontier Communications Corp.µ 11.125%	5,733,995
144,000	Intelsat, SA 5.750%	1,412,640
138,600	T-Mobile USA, Inc.µ 5.500%	9,566,172

		16,712,807

NUMBER OF SHARES		VALUE

	Utilities (2.8%)
66,876	Dominion Resources, Inc.µ 6.375%	$3,327,750
145,000	Exelon Corp.µ 6.500%	6,237,900
208,000	NextEra Energy, Inc.µ 5.799%	11,835,200

		21,400,850

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $192,022,164)	175,259,439

COMMON STOCKS (2.3%)
	Financials (0.1%)
17,300	American International Group, Inc.µ	977,104

	Health Care (1.8%)
165,000	Gilead Sciences, Inc.µ^	13,695,000

	Industrials (0.4%)
33,345	United Technologies Corp.µ^	2,924,023

	TOTAL COMMON STOCKS (Cost $22,236,359)	17,596,127

SHORT TERM INVESTMENT (5.1%)
40,033,266	Fidelity Prime Money Market Fund - Institutional Class (Cost $40,033,266)	40,033,266

TOTAL INVESTMENTS (144.5%) (Cost $1,237,133,076)		1,120,937,292

LIABILITIES, LESS OTHER ASSETS (-44.5%)		(345,127,553)

NET ASSETS (100.0%)		$775,809,739

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $695,547,374. $170,020,523 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 — Borrowings).
^	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2016.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral for swaps. The aggregate value of such securities is $551,225.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAP

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	$68,000,000	$(388,378)

					$(388,378)

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2016.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 — Investments

The following information is presented on a federal income tax basis as of January 31, 2016. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows:

Cost basis of investments	$1,251,410,696

Gross unrealized appreciation	39,955,326
Gross unrealized depreciation	(170,428,730)

Net unrealized appreciation (depreciation)	$(130,473,404)

Note 3 — Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $240.0 million and a lending agreement, (“Lending Agreement”) as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $240.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2016, the average borrowings under the Agreements were $385.1 million. For the period ended January 31, 2016, the average interest rate was 1.09%. As of January 31, 2016, the amount of total outstanding borrowings was $362.0 million ($181.0 million under the BNP Agreement and $181.0 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on January 31, 2016 was 1.22%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of January 31, 2016, the Fund did not use any of its cash collateral to offset the SSB Agreement, and was required to pay a “net income” payment equal to an annualized interest rate of 0.29%, which can fluctuate depending on interest rates. As of January 31, 2016, no securities were on loan.

Note 4 — Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 5 — Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$466,731,401	$—	$466,731,401
Convertible Bonds	—	420,765,834	—	420,765,834
U.S. Government and Agency Security	—	551,225	—	551,225
Convertible Preferred Stocks	137,894,489	37,364,950	—	175,259,439
Common Stocks U.S.	17,596,127	—	—	17,596,127
Short Term Investment	40,033,266	—	—	40,033,266

Total	$195,523,882	$925,413,410	$—	$1,120,937,292

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Liabilities:
Interest Rate Swap	$—	$388,378	$—	$388,378

Total	$—	$388,378	$—	$388,378

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 21, 2016

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 21, 2016